Line of Credit (Details) - USD ($)			6 Months Ended
	Mar. 31, 2024	Aug. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2023
Line of Credit [Line Items]
Bank credit facility			$ 65,300,000
Interest expenses			532,514
BIDV [Member]
Line of Credit [Line Items]
Bank credit facility			$ 22,400,000	$ 100,000,000	$ 90,000,000	$ 11,800,000
Interest rate for credit facility	6.50%	8.00%	9.50%
Equity interest			$ 50,000,000
Unused line of credit			67,600,000			$ 78,200,000
Bank Credit Facility with BIDV [Member]
Line of Credit [Line Items]
Bank credit facility			34,700,000
Property, Plant and Equipment [Member]
Line of Credit [Line Items]
Interest expenses			$ 73,479